Financial Instruments and Fair Value Measurements - Foreign Currency Forward Agreements (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($) Number_of_Derivatives	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($) Number_of_Derivatives	Dec. 31, 2010 NOK	Dec. 31, 2012 Derivatives not designated as hedging instruments USD ($)	Dec. 31, 2012 Cash flow hedge realized USD ($)	Dec. 31, 2011 Cash flow hedge realized USD ($)	Dec. 31, 2010 Cash flow hedge realized USD ($)	Dec. 31, 2011 Cash flow hedge unrealized USD ($)
Foreign currency forward contracts:
Number of forward contracts held	0		12
Notional amount of foreign currency forward contracts			$ 28,000	174,000
Gain/(loss) due to change of fair value of foreign currency forward contracts	0	(1,538)	1,104
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	22,904	9,816	0						22,904
Estimated net amount of cash flow hedged to be reclassified within twelve months					1,034
Gains/(losses) transferred from other comprehensive income to statement of operations						$ (23,938)	$ (10,538)	$ 0